Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Summary of calculation of basic and diluted net income (loss) per ordinary share
The computation of basic and diluted EPU is as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2020	2019	2021	2020

			(unaudited)
Net income (loss) attributable to common members	$7,327	$5,487	$6,688	$(288)
Weighted-average common units outstanding:
Basic	43,399,728	43,367,583	43,499,745	43,395,968
Diluted	43,399,728	43,367,583	47,841,702	43,395,968
Net income (loss) per common unit:
Basic	$0.17	$0.13	$0.15	$(0.01)
Diluted	$0.17	$0.13	$0.14	$(0.01)

Summary of Property Plant And Equipment Estimated Useful Lives	The estimated useful lives of the Company’s property and equipment are as follows:

Description	Estimated Life (Years)
Computer equipment	5
Leasehold improvements	5	*

*	Leasehold improvements are depreciated over the lesser of the useful life of the improvement or lease term.

Summary of Finite Lived Intangible Assets Useful Lives
The Company’s intangible assets are being amortized over their estimated useful lives as follows:

Description	Estimated Life (Years)
Software	2 – 6
Non-compete agreements	5
Customer relationships	6 – 7
Trademarks/tradenames	9 – 15

Mcap Acquisition Corp [Member]
Summary of calculation of basic and diluted net income (loss) per ordinary share
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended September 30, 2021	For the Nine Months Ended September 30, 2021
Class A common stock
Net loss allocable to Class A common stock	$(3,680,202)	$(2,193,437)
Basic and diluted weighted average shares outstanding	31,625,000	24,674,451

Basic and diluted net loss per share	$(0.12)	$(0.09)

Non-Redeemable Class B common stock
Net loss allocable to Class B common stock	$(920,051)	$(702,826)
Basic and diluted weighted average shares outstanding	7,906,250	7,906,250

Basic and diluted net loss per share	$(0.12)	$(0.09)